Share-Based Compensation (Details) - Schedule of Share-based Payment Arrangement, Option, Activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule of Share-based Payment Arrangement, Option, Activity [Abstract]
Stock Options Outstanding, beginning balance | shares	1,195,544
Weighted-Average Exercise Outstanding, beginning | $ / shares	$ 14.18
Weighted-Average Remaining Contractual Term (Years), Outstanding term, begining	3 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding begining | $	$ 3,194
Stock Options Outstanding, ending balance | shares	896,888
Weighted-Average Exercise Price Outstanding, ending balance | $ / shares	$ 5.22
Weighted-Average Remaining Contractual Term (Years) Outstanding, term, Ending	3 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding, ending | $	$ 2,889
Stock Options, Vested and expected to vest | shares	885,607
Weighted-Average Exercise Price, Vested and expected to vest | $ / shares	$ 5.60
Weighted-Average Remaining Contractual Term (Years), Vested and expected to vest	3 years 11 months 19 days
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 2,906
Stock Options, Vested and exercisable | shares	419,498
Weighted-Average Exercise Price, Vested and exercisable | $ / shares	$ 6.80
Weighted-Average Remaining Contractual Term (Years), Vested and exercisable	3 years 9 months 10 days
Aggregate Intrinsic Value, Vested and exercisable | $	$ 944
Stock Options, Granted | shares	121,291
Weighted-Average Exercise Price, Granted | $ / shares	$ 6.71
Weighted-Average Remaining Contractual Term (Years), Granted	3 years 7 months 20 days
Stock Options, Exercised | shares	(88,706)
Weighted-Average Exercise Price, Exercised | $ / shares	$ 0.24
Aggregate Intrinsic Value, Exercised | $	$ 705
Stock Options, Forfeited | shares	(331,241)
Weighted-Average Exercise Price. Forfeited | $ / shares	$ 11.86